Average Annual Total Returns{- Wireless Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-17 - Wireless Portfolio	Wireless Portfolio-Default Return Before Taxes Past 1 year	Wireless Portfolio-Default Return Before Taxes Past 5 years	Wireless Portfolio-Default Return Before Taxes Past 10 years	Wireless Portfolio-Default After Taxes on Distributions Past 1 year	Wireless Portfolio-Default After Taxes on Distributions Past 5 years	Wireless Portfolio-Default After Taxes on Distributions Past 10 years	Wireless Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Wireless Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Wireless Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	SP033 Past 1 year	SP033 Past 5 years	SP033 Past 10 years
Total	12.14%	19.65%	14.92%	10.00%	17.50%	12.96%	8.32%	15.34%	11.79%	28.71%	18.47%	16.55%	16.83%	15.84%	12.11%